Accounting for the acquisition of Credit Suisse Group - Determination of the purchase price consideration (Detail) - Credit Suisse
SFr / shares in Units, shares in Millions, SFr in Millions, $ in Millions
		6 Months Ended
	Jun. 12, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 12, 2023 CHF (SFr) SFr / shares shares	Jun. 12, 2023 USD ($) shares
Disclosure Of Determination Of The Purchase Price Consideration [Line Items]
The Credit Suisse Group ordinary shares outstanding | shares			3,949	3,949
Credit Suisse To UBS Exchange Ratio			4.00%	4.00%
UBS Ordinary Shares Equivalent | shares			176	176
UBS Ordinary Share Price | SFr / shares			SFr 18.35
Impact of share-based compensation awards				$ 162
Provisional purchase price consideration, after consideration of pre-existing relationships				3,845
Net cash and cash equivalents acquired with the Credit Suisse Group (included in cash flows from investing activities)	$ 108,510	$ 108,510
of which: amounts due from banks	12,601
of which: money market paper	$ 2,897
Purchase price consideration, before consideration of share-based compensation awards using exchange rate of 1.10				3,547
Purchase price consideration, before consideration of share-based compensation awards | SFr			SFr 3,223
Purchase Price Consideration After Consideration Of Share Based Awards				$ 3,710